Fair Value Measurements and Disclosures - Off-balance sheet financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Commitments to extend credit
Off-balance sheet financial instruments:
Off-balance sheet financial instruments	$ 327,788	$ 290,614
Letters of credit
Off-balance sheet financial instruments:
Off-balance sheet financial instruments	9,750	5,158
Carrying amount | Level 2 | Commitments to extend credit
Off-balance sheet financial instruments:
Off-balance sheet financial instruments	327,788	290,614
Carrying amount | Level 2 | Letters of credit
Off-balance sheet financial instruments:
Off-balance sheet financial instruments	9,750	5,158
Fair value | Level 2 | Commitments to extend credit
Off-balance sheet financial instruments:
Off-balance sheet financial instruments	$ 504	$ 310